Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 125,838		₨ 134,026
Allowance for lifetime expected credit loss	(6,316)		(6,813)	₨ (10,299)
Total	119,522		127,213
Non-current	4,045	$ 49	863
Current	₨ 115,477	$ 1,387	₨ 126,350